SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥) Segment
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Noon buying rate	6.9430
Interest and other costs relating to construction capitalized	¥ 1,956	$ 282	¥ 1,376
Impairment on long-lived assets	61,124	8,804	23,125
Lease and management services revenue	378,723	54,547	525,208	511,591
Management services revenue	20,631	2,972	21,596	37,713
Revenue from technical services	17,543	2,527	21,449	20,777
Financing lease income	14,100	2,031	23,259	29,250
Medical equipment sales	5,456	786	6,234	7,552
Taxes and related surcharges	5,854	843	22,237	24,038
Advertising expenses	6,635	956	15,205	¥ 6,680
Fair value of derivative instruments | ¥	688
Number of reporting segments | Segment				1
Royalty revenue fees	¥ 7,076	$ 1,019
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Leases and management service arrangements, term	5 years	5 years
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Leases and management service arrangements, term	20 years	20 years
Prepaid Land Lease Rights [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Amortization period	49 years	49 years